SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of the Equity Award Activity Under 2016 Equity Incentive Plan
A summary of the equity award activity under 2016 Equity Incentive Plan is stated below:

	Number of options	Weighted - average exercise price	Weighted - Average grant date fair value	Weighted - average remaining contractual term	Aggregate intrinsic Value
		US$		Years	US$
Outstanding, December 31, 2019	2,067,719	1.44	N/A	5.52	4,260
Exercised	(195,915)	1.44	N/A	N/A	365
Forfeited/Cancelled	(10,330)	1.44	N/A
Outstanding, December 31, 2020	1,861,474	1.44	N/A	4.61	2,988
Vested and expected to vest at December 31, 2020	1,861,474	1.44	N/A	4.61	2,988
Exercisable at December 31, 2020	1,861,474	1.44	N/A	4.61	2,988
A summary of the equity award activity under 2017 Share Incentive Plan and Modified 2017 Share Incentive Plan is stated below:

	Number of options	Weighted - average exercise price	Weighted - Average grant date fair value	Weighted - average remaining contractual term	Aggregate intrinsic Value
		US$	US$	Years	US$
Outstanding, December 31, 2019	4,600,000	4.25	N/A	9.26	N/A
Granted	1,613,506	1.75	1.47
Forfeited/Cancelled	(2,340,000)	3.71	2.26
Outstanding, December 31, 2020	3,873,506	1.89	1.76	8.86	4,731
Vested and expected to vest at December 31, 2020	3,873,506	1.89	1.76	8.86	4,731
Exercisable at December 31, 2020	602,500	2.66	1.62	8.25	495

	Number of options	Weighted - average exercise price	Weighted - Average grant date fair value	Weighted - average remaining contractual term	Aggregate intrinsic Value
		US$		Years	US$
Outstanding, December 31, 2019	—	N/A	N/A	N/A	N/A
Granted	3,817,494	1.75	1.49
Forfeited/Cancelled	(172,000)	1.75	1.52
Outstanding, December 31, 2020	3,645,494	1.75	1.49	9.70	4,721
Vested and expected to vest at December 31, 2020	3,645,494	1.75	1.49	9.70	4,721
Exercisable at December 31, 2020	—	N/A	N/A	N/A	N/A

Assumptions Used to Estimate the Fair Value of 2016 Equity Incentive Plan
The assumptions used to estimate the fair value of awards granted or modified under 2016 Equity Incentive Plan, 2017 Share Incentive Plan, Modified 2017 Share Incentive Plan and
2020
Equity Incentive Plan are as follows:

	2016 Equity Incentive Plan
	For the years ended December 31,
	2018	2019
Risk-free interest rate	3.51%-3.82%	2.41%-3.34%
Expected volatility range	49.90%-53.60%	53.70%-55.20%
Suboptimal exercise factor	2.80	2.80
Fair value per ordinary share as at valuation date	US$5.28 ~US$ 7.06	US$4.11 ~US$ 5.37

	2017 Share Incentive Plan and Modified 2017 Share Incentive Plan
	For the years ended December 31,
	2019	2020
Risk-free interest rate	3.29%	1.65%~1.69%
Expected volatility range	54.80%	55.10%~55.80%
Suboptimal exercise factor	2.80	2.80
Fair value per ordinary share as at valuation date	US$4.94	US$1.99~ US $2.69

2020 Equity Incentive Plan
For the years ended December 31 ,
2020
Risk-free interest rate	1.69%~1.86%
Expected volatility range	55.10%~55.80%
Suboptimal exercise factor	2.80
Fair value per ordinary share as at valuation date	US$ 2.52~ US $2.69

Total Cost of Share-based Payments

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Cost of revenues	1,315	2,617	1,821	279
Selling and marketing expenses	4,229	1,016	1,497	229
General and administrative expenses	14,808	44,256	14,681	2,250
Total	20,352	47,889	17,999	2,758